WARRANTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Oct. 10, 2022	Jun. 30, 2022	Dec. 31, 2021
Exercise price of warrants		$ 11.50	$ 11.50
Share Price			$ 11.09
Warrants outstanding		23,492,221	16,708,414
Exercise of public warrants	$ 747	$ 747
Exercise of public warrants, shares		64,971
Common Stock, Shares, Issued		58,504,541	43,272,728			36,496,998
Undrwriters Warrant [Member]
Common Stock, Shares, Issued		570,250
Underwriters Warrants [Member]
Exercise price of warrants		$ 2.50
Class of warrant or right exercise price of warrants or rights percentage		125.00%
Common Stock [Member]
Exercise of public warrants
Exercise of public warrants, shares	64,971
Warrants, shares	73,500	10,000,000	1,498,301
Shares Issued, Price Per Share		$ 2.00
Common Stock [Member] | Maximum [Member]
Warrants, shares		10,000,000
Warrant [Member]
Exercise price of warrants			$ 11.5
Warrants outstanding			4,627,858
Shares Issued, Price Per Share		$ 2.00
Underwriting Warrants [Member] | Maximum [Member]
Warrants, shares		1,500,000
Investor Warrants [Member]
Warrants outstanding		11,405,000,000
Warrants, shares		1,405,000
Investor Warrants [Member] | Maximum [Member]
Warrants, shares		1,405,000
Over-Allotment Option [Member] | Common Stock [Member]
Warrants, shares		1,500,000
Over-Allotment Option [Member] | Common Stock [Member] | Maximum [Member]
Warrants, shares		1,500,000
Over-Allotment Option [Member] | Investor Warrants [Member]
Warrants, shares		1,405,000
Public Warrants [Member]
Exercise price of warrants		$ 0.01	$ 0.01
Share Price		$ 16.00	$ 16.00
Warrants outstanding		9,487,500	9,487,500
Private Warrants [Member]
Warrants outstanding			4,627,858
Private Warrants [Member] | IPO [Member]
Warrants outstanding			4,627,858
Penny Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,593,056	2,593,056
Penny Warrants [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		750,000
Warrants 10 [Member]
Share Price		$ 10	$ 10
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,600,000	1,600,000	457,142
Warrants 10 [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		748,029
Private Placement Warrants [Member]
Warrants outstanding		1,501,386	4,627,858
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		3,126,472
Warrants, shares		1,100,000